Restructuring And Other Related Charges (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Restructuring and other related charges recorded for the year ended December 31 by segment were as follows ($ in millions):

	2014	2013	2012
Test & Measurement	$10.7	$8.3	$19.9
Environmental	27.9	7.4	8.0
Life Sciences & Diagnostics	50.2	36.1	51.5
Dental	21.4	13.3	9.8
Industrial Technologies	20.2	35.6	29.1
Other	—	—	2.1
Total	$130.4	$100.7	$120.4
The table below summarizes the Company's accrual balance and utilization by type of restructuring cost associated with the 2014 and 2013 actions ($ in millions):

	Balance as of January 1, 2013	Costs Incurred	Paid/ Settled	Balance as of December 31, 2013	Costs Incurred	Paid/ Settled	Balance as of December 31, 2014
Employee severance and related	$95.1	$76.2	$(100.6)	$70.7	$103.3	$(77.9)	$96.1
Facility exit and related	6.8	24.5	(16.4)	14.9	27.1	(26.5)	15.5
Total	$101.9	$100.7	$(117.0)	$85.6	$130.4	$(104.4)	$111.6

Schedule of Restructuring Reserve by Type of Cost
These charges are reflected in the following captions in the accompanying Consolidated Statements of Earnings ($ in millions):

	2014	2013	2012
Cost of sales	$38.1	$26.0	$33.1
Selling, general and administrative expenses	92.3	74.7	87.3
Total	$130.4	$100.7	$120.4